Equity Method Investment	12 Months Ended
Dec. 31, 2015
Equity Method Investment [Abstract]
Equity Method Investment
3.	Equity Method Investment

The Company has a 20% ownership in Titan El Toro, LLC (El Toro). During 2015 and 2014, the Company recorded losses in the amount of $125,890 and $63,736, respectively, related to its investment in El Toro. The carrying value of the investment of $(214,365) and $(88,475) at December 31, 2015 and 2014, respectively, has been reduced below zero as the Company is in a co-borrowing and co-lessee arrangement with this equity investee.

The Company has an accounts receivable balance for management fees due from El Toro of $134,000 at 2014. The Company has a due from El Toro of $21,986 and $391,840 at December 31, 2015 and 2014, respectively.

Condensed, unaudited financial information of El Toro as of December 31, 2015 and for the year then ended consisted of the following:

December 31, 2015
Assets
Current assets	$31,163
Property and equipment, net	1,271,617
Other long-term assets	38,359
Total Assets	1,341,139
LIABILITIES AND MEMBERS' EQUITY
Current liabilities	$235,662
Notes payable, long-term	2,000,826
Other long-term liabilities	36,027
Members' deficit	(931,376)
Total Liabilities and Members' Equity	$1,341,139

Year Ended December 31, 2015	Total
Revenues	$169,642
Net loss	$(629,445)

Co-Borrowing Arrangement

On December 31, 2014 the Company entered into a co-borrower arrangement for a $1,300,000 U.S. Small Business Administration (SBA) note with El Toro a related party and equity method investee. The proceeds from the note were received by El Toro and the note payable is recorded by El Toro. The note is a ten year term note with interest fixed at 5.50% for the first five years, then adjusted to the SBA LIBOR Base Rate, plus 2.35% for the remaining five years. The note then requires interest only payments for the first 12 months. The note then requires monthly principal and interest payments of $15,288. The note is secured by substantially all of the Company's business assets and is a mortgage. The note is guaranteed by certain members of the Company. The amount outstanding on the note as of December 31, 2015 was $1,300,000. The Company was in violation of certain bank covenants as of December 31, 2015.